Wells, Pipelines, Properties, Plant and Equipment, Net - Consolidated and Separate Financial Statement (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 MXN ($)
Sales:
Net sales	$ 72,661,531	$ 1,495,628,620	$ 953,661,844	$ 1,401,971,185
Cost of sales	51,820,667	1,066,650,702	832,614,690	1,122,933,424
Gross income (loss)	20,782,050	427,767,323	84,693,454	247,754,607
Other income (loss), net		(33,368,630)	10,574,132	7,728,756
Operating income (loss)	11,121,910	228,927,832	(63,063,100)	102,828,630
Net loss	(14,320,979)	(294,775,877)	$ (509,052,065)	(282,112,024)
Cash and cash equivalents	3,716,882			60,621,631	$ 76,506,447	$ 1,942,808	$ 39,989,781	$ 81,912,409
Accounts receivable	4,919,430				101,259,081		68,382,413
Total current assets	22,269,976				458,394,044		329,859,739
Wells, pipelines, properties, plant and equipment, net	61,920,111				1,274,532,607		1,276,129,521
Total assets	99,696,270				2,052,098,171		1,928,487,928
Suppliers	12,828,545				264,056,358		281,978,041
Taxes and duties payable	5,477,863				112,753,591		51,200,314
Other current liabilities					430,364,717		381,312,804
Total liabilities	205,120,555				4,222,098,954		4,333,214,958
Equity (deficit), net	$ (105,424,285)			$ (1,931,409,302)	(2,170,000,783)		$ (2,404,727,030)
Exploration and extraction contracts [member] | Profit sharing [member] | EK or balam [member]
Sales:
Net sales		20,234,738
Cost of sales		7,841,976
Gross income (loss)		12,392,762
Other income (loss), net		4,491
Administrative expenses		(491)
Operating income (loss)		12,397,744
Net loss		12,397,744
Accounts receivable					56,287,626
Total current assets					56,287,626
Wells, pipelines, properties, plant and equipment, net					30,879,038
Total assets					87,166,664
Suppliers					21,301,730
Taxes and duties payable					36,240
Other current liabilities					4,655,538
Total liabilities					25,993,508
Equity (deficit), net					48,775,412
Exploration and extraction contracts [member] | Profit sharing [member] | Block two [member]
Sales:
Cost of sales		92,184
Gross income (loss)		(92,184)
Other income (loss), net		1,966
Operating income (loss)		(90,218)
Net loss		(90,218)
Cash and cash equivalents					42,061
Accounts receivable					124,199
Total current assets					166,260
Total assets					166,260
Suppliers					(11,241)
Taxes and duties payable					419,672
Other current liabilities					47,138
Total liabilities					455,569
Equity (deficit), net					(199,091)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eight [member]
Sales:
Cost of sales		50,089
Gross income (loss)		(50,089)
Other income (loss), net		(1,880)
Operating income (loss)		(51,969)
Net loss		(51,969)
Cash and cash equivalents					38,606
Accounts receivable					70,571
Total current assets					109,177
Total assets					109,177
Suppliers					(10,031)
Taxes and duties payable					372,025
Other current liabilities					50,347
Total liabilities					412,341
Equity (deficit), net					(251,195)
Exploration and extraction contracts [member] | Profit sharing [member] | Block sixteen [member]
Sales:
Cost of sales		25,123
Gross income (loss)		(25,123)
Operating income (loss)		(25,123)
Net loss		(25,123)
Accounts receivable					62,230
Total current assets					62,230
Total assets					62,230
Suppliers					78,075
Other current liabilities					53,145
Total liabilities					131,220
Equity (deficit), net					(43,867)
Exploration and extraction contracts [member] | Profit sharing [member] | Block seventeen [member]
Sales:
Cost of sales		24,630
Gross income (loss)		(24,630)
Operating income (loss)		(24,630)
Net loss		(24,630)
Accounts receivable					51,129
Total current assets					51,129
Total assets					51,129
Suppliers					82,208
Other current liabilities					41,450
Total liabilities					123,658
Equity (deficit), net					(47,899)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eighteen [member]
Sales:
Cost of sales		93,107
Gross income (loss)		(93,107)
Other income (loss), net		(1,506)
Operating income (loss)		(94,613)
Net loss		(94,613)
Cash and cash equivalents					26,230
Accounts receivable					65,333
Total current assets					91,563
Total assets					91,563
Suppliers					738
Taxes and duties payable					252,913
Other current liabilities					53,392
Total liabilities					307,043
Equity (deficit), net					(120,867)
Exploration and extraction contracts [member] | Profit sharing [member] | Block twenty nine [member]
Sales:
Cost of sales		10,625
Gross income (loss)		(10,625)
Operating income (loss)		(10,625)
Net loss		(10,625)
Cash and cash equivalents					340
Accounts receivable					(42,020)
Total current assets					(41,680)
Total assets					(41,680)
Suppliers					14,423
Taxes and duties payable					30,894
Other current liabilities					(29,855)
Total liabilities					15,462
Equity (deficit), net					(46,517)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty two [member]
Sales:
Cost of sales		67,476
Gross income (loss)		(67,476)
Other income (loss), net		(2,071)
Operating income (loss)		(69,547)
Net loss		(69,547)
Cash and cash equivalents					37,642
Accounts receivable					136,327
Total current assets					173,969
Total assets					173,969
Suppliers					1,007
Taxes and duties payable					67,450
Other current liabilities					264,507
Total liabilities					332,964
Equity (deficit), net					(89,448)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty three [member]
Sales:
Cost of sales		83,185
Gross income (loss)		(83,185)
Operating income (loss)		(83,185)
Net loss		(83,185)
Accounts receivable					156,263
Total current assets					156,263
Total assets					156,263
Suppliers					313,501
Other current liabilities					62,729
Total liabilities					376,230
Equity (deficit), net					(136,782)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty five [member]
Sales:
Cost of sales		52,896
Gross income (loss)		(52,896)
Operating income (loss)		(52,896)
Net loss		(52,896)
Accounts receivable					348,144
Total current assets					348,144
Total assets					348,144
Suppliers					660,569
Other current liabilities					48,402
Total liabilities					708,971
Equity (deficit), net					(307,931)
Exploration and extraction contracts [member] | Profit sharing [member] | Santuario y El Golpe [member]
Sales:
Net sales		1,692,156
Cost of sales		1,113,119
Gross income (loss)		579,037
Other income (loss), net		(253)
Operating income (loss)		578,784
Net loss		578,784
Cash and cash equivalents					15,208
Accounts receivable					10,020,481
Total current assets					10,035,689
Wells, pipelines, properties, plant and equipment, net					1,496,628
Total assets					11,532,317
Suppliers					4,601,290
Other current liabilities					2,563,436
Total liabilities					7,164,726
Equity (deficit), net					3,788,807
Exploration and extraction contracts [member] | Profit sharing [member] | Area Mision [member]
Sales:
Net sales		1,333,727
Cost of sales		1,376,303
Gross income (loss)		(42,576)
Operating income (loss)		(42,576)
Net loss		(42,576)
Accounts receivable					6,539,104
Total current assets					6,539,104
Wells, pipelines, properties, plant and equipment, net					(2,720)
Total assets					6,536,384
Suppliers					3,115,048
Other current liabilities					1,543,309
Total liabilities					4,658,357
Equity (deficit), net					1,920,603
Exploration and extraction contracts [member] | Profit sharing [member] | Ebano [member]
Sales:
Net sales		783,110
Cost of sales		1,922,137
Gross income (loss)		(1,139,027)
Operating income (loss)		(1,139,027)
Net loss		(1,139,027)
Accounts receivable					2,978,251
Total current assets					2,978,251
Wells, pipelines, properties, plant and equipment, net					(40,531)
Total assets					2,937,720
Suppliers					1,683,279
Other current liabilities					500,595
Total liabilities					2,183,874
Equity (deficit), net					1,892,873
Exploration and extraction contracts [member] | License [member] | Block Three [member]
Sales:
Cost of sales		36,687
Gross income (loss)		(36,687)
Operating income (loss)		(36,687)
Net loss		(36,687)
Accounts receivable					65,779
Total current assets					65,779
Total assets					65,779
Suppliers					181,591
Other current liabilities					51,005
Total liabilities					232,596
Equity (deficit), net					(130,130)
Exploration and extraction contracts [member] | License [member] | Block two [member]
Sales:
Cost of sales		83,815
Gross income (loss)		(83,815)
Operating income (loss)		(83,815)
Net loss		(83,815)
Accounts receivable					256,144
Total current assets					256,144
Total assets					256,144
Suppliers					390,009
Other current liabilities					172,460
Total liabilities					562,469
Equity (deficit), net					(222,510)
Exploration and extraction contracts [member] | License [member] | Block eighteen [member]
Sales:
Cost of sales		65,865
Gross income (loss)		(65,865)
Operating income (loss)		(65,865)
Net loss		(65,865)
Cash and cash equivalents					21
Accounts receivable					(245,997)
Total current assets					(245,976)
Total assets					(245,976)
Suppliers					99,996
Taxes and duties payable					191,513
Other current liabilities					(176,898)
Total liabilities					114,611
Equity (deficit), net					(294,722)
Exploration and extraction contracts [member] | License [member] | Block Five [member]
Sales:
Cost of sales		61,702
Gross income (loss)		(61,702)
Operating income (loss)		(61,702)
Net loss		(61,702)
Cash and cash equivalents					21
Accounts receivable					(223,562)
Total current assets					(223,541)
Total assets					(223,541)
Suppliers					89,438
Taxes and duties payable					(158,394)
Other current liabilities					179,409
Total liabilities					110,453
Equity (deficit), net					(272,292)
Exploration and extraction contracts [member] | License [member] | Block twenty two [member]
Sales:
Cost of sales		144,983
Gross income (loss)		(144,983)
Operating income (loss)		(144,983)
Net loss		(144,983)
Accounts receivable					394,797
Total current assets					394,797
Total assets					394,797
Suppliers					575,293
Other current liabilities					105,427
Total liabilities					680,720
Equity (deficit), net					(140,940)
Exploration and extraction contracts [member] | License [member] | Cardenas Mora [member]
Sales:
Net sales		1,601,195
Cost of sales		1,669,285
Gross income (loss)		(68,090)
Administrative expenses		23,718
Operating income (loss)		(91,808)
Net loss		(91,808)
Cash and cash equivalents					134
Accounts receivable					6,412,323
Total current assets					6,412,457
Wells, pipelines, properties, plant and equipment, net					1,067,318
Total assets					7,479,775
Suppliers					5,815,218
Other current liabilities					(1,390,814)
Total liabilities					4,424,404
Equity (deficit), net					3,147,179
Exploration and extraction contracts [member] | License [member] | Ogarrio field [member]
Sales:
Net sales		1,484,990
Cost of sales		822,544
Gross income (loss)		662,446
Other income (loss), net		(9,903)
Operating income (loss)		652,543
Net loss		652,543
Cash and cash equivalents					521
Accounts receivable					(710,357)
Total current assets					(709,836)
Wells, pipelines, properties, plant and equipment, net					1,377,928
Total assets					668,092
Suppliers					5,095,259
Other current liabilities					(8,042,370)
Total liabilities					(2,947,111)
Equity (deficit), net					2,962,660
Exploration and extraction contracts [member] | License [member] | Miquetla [member]
Sales:
Net sales		272,349
Cost of sales		550,117
Gross income (loss)		(277,768)
Other income (loss), net		(93)
Operating income (loss)		(277,861)
Net loss		$ (277,861)
Accounts receivable					793,496
Total current assets					793,496
Wells, pipelines, properties, plant and equipment, net					(200,182)
Total assets					593,314
Suppliers					630,478
Total liabilities					630,478
Equity (deficit), net					$ 240,697